Warrant liabilities - Narrative (Details) - NASDAQ Intermarket	12 Months Ended
Dec. 31, 2024 $ / shares shares
Disclosure Of Warranty Liabilities [Line Items]
Class of warrants or rights exercise price (in US Dollars per share)	$ 8.91
Warrants
Disclosure Of Warranty Liabilities [Line Items]
Class of warrants or rights issued during the period units (in shares) | shares	1,492,307
Warrants after reverse stock split
Disclosure Of Warranty Liabilities [Line Items]
Class of warrants or rights exercise price (in US Dollars per share)	$ 133.65